Tangible Fixed Assets and Vessels Under Construction	6 Months Ended
Jun. 30, 2022
Tangible Fixed Assets and Vessels Under Construction
Tangible Fixed Assets and Vessels Under Construction

4. Tangible Fixed Assets and Vessels Under Construction

The movements in tangible fixed assets and vessels under construction are reported in the following table:

		Office property	Total
		and other	tangible fixed	Vessels under
	Vessels	tangible assets	assets	construction
Cost
As of January 1, 2022	6,265,547	37,219	6,302,766	33,916
Additions	1,406	3,438	4,844	113,843
Disposal	(206,718)	—	(206,718)	—
Transfer under Vessels held for sale	(324,034)	—	(324,034)	—
Fully amortized fixed assets	—	(152)	(152)	—
As of June 30, 2022	5,736,201	40,505	5,776,706	147,759

Accumulated depreciation and Impairment loss
As of January 1, 2022	1,293,264	6,673	1,299,937	10,977
Depreciation	85,517	373	85,890	—
Disposal	(56,136)	—	(56,136)	—
Transfer under Vessels held for sale	(210,599)	—	(210,599)	—
Impairment loss	56,911	—	56,911	—
Fully amortized fixed assets	—	(152)	(152)	—
As of June 30, 2022	1,168,957	6,894	1,175,851	10,977

Net book value
As of December 31, 2021	4,972,283	30,546	5,002,829	22,939
As of June 30, 2022	4,567,244	33,611	4,600,855	136,782

Vessels with an aggregate carrying amount of $4,567,244 as of June 30, 2022 (December 31, 2021: $4,972,283) have been pledged as collateral under the terms of the Group’s credit facilities.

On February 2, 2022, GasLog entered into an agreement for the sale of the GasLog Chelsea, a 153,600 cubic meters (“cbm”) tri-fuel diesel electric propulsion (“TFDE”) LNG carrier built in 2010 to Gastrade S.A. (“Gastrade”) for $265,086, payable in installments, following its conversion to an FSRU expected to be completed by the fourth quarter of 2023. The proceeds from the sale of the GasLog Chelsea and specifically the amounts already received as June 30, 2022 and to be received in the future were considered as a significant financing component according to IFRS 15 Revenue from Contracts with Customers and were recognized under Other non-current liabilities. Consequently, the Group assessed the interest to be capitalized over time relating to the transaction, which as of June 30, 2022 was $1,198 and was included in Vessels Under Construction. Following the signing of this agreement, as of March 31, 2022, the vessel was remeasured at the lower of its carrying amount and its recoverable amount (value in use), and a non-cash impairment loss of $19,350 was recorded. On February 3, 2022, GasLog, through its subsidiary GAS-fifteen Ltd., issued a Final Notice to Proceed to Keppel Shipyard Ltd. to convert the GasLog Chelsea, into a FSRU in connection with the Final Investment Decision (“FID”) taken by Gastrade for the construction of a regasification terminal in Alexandroupolis.

On March 28, 2022, GAS-six Ltd. completed the sale and leaseback of the GasLog Skagen with a wholly-owned subsidiary of China Development Bank Leasing (“CDBL”) (Note 5). During the six-month period ended June 30, 2022, the carrying amount of the vessel ($160,116) was initially remeasured at the lower between carrying amount and fair value less costs to sell and a non-cash impairment loss of $9,534 was recorded. Subsequently, upon sale, a loss of $577 arising from the sale and leaseback transaction was recorded in the consolidated statement of profit or loss.

On June 27, 2022, GAS-twenty Ltd., the vessel-owning entity of the Methane Shirley Elisabeth, entered into a Memorandum of Agreement with respect to the sale of its vessel to an unrelated third party, with the transaction expected to be completed in the third quarter of 2022. Also, as of June 30, 2022, GasLog Partners was pursuing an agreement for the sale and lease-back of a second steam turbine propulsion (“Steam”) vessel. All criteria outlined by IFRS 5 Non-current Assets Held for Sale and Discontinued Operations were deemed to have been met as of the reporting date with respect to both vessels. As a result, the carrying amounts of the Methane Shirley Elisabeth ($67,339) and the second vessel ($74,123) were remeasured at the lower between carrying amount and fair value less costs to sell, resulting in the recognition of an impairment loss of $14,664 and $13,363, respectively, and were reclassified as “Vessels held for sale” (within current assets).

As of June 30, 2022, the Company concluded that there were no events or circumstances triggering the existence of potential impairment or reversal of impairment of its remaining vessels.

Vessels under construction

As of June 30, 2022, GasLog has the following newbuildings on order at Daewoo Shipbuilding and Marine Engineering Co., Ltd. (“Daewoo”):

	Date of	Estimated	Cargo Capacity
LNG Carrier	agreement	delivery	cbm
Hull No. 2532	November 2021	Q3 2024	174,000
Hull No. 2533	November 2021	Q3 2024	174,000
Hull No. 2534	November 2021	Q3 2025	174,000
Hull No. 2535	November 2021	Q4 2025	174,000

Vessels under construction represent scheduled advance payments to the shipyards as well as certain capitalized expenditures.